Financial instruments - Narrative (Details) $ in Millions	12 Months Ended
	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	$ 5	$ 11
Non-current derivative financial assets	16	28
Undrawn borrowing facilities	2,200	2,200
Drawn borrowing facilities	2,711	3,166
Fair Value Hedges, Debt
Disclosure of detailed information about financial instruments [line items]
Hedged item, liabilities	355	355
Fixed
Disclosure of detailed information about financial instruments [line items]
Drawn borrowing facilities	$ 2,505	$ 2,786
Weighted average
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.50%
Weighted average | Fixed
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.80%	3.70%
Borrowings maturity, term	6 years 7 months 6 days	7 years
Weighted average | Floating
Disclosure of detailed information about financial instruments [line items]
Drawn borrowing facilities	$ 0
Borrowings, interest rate		1.70%
Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	(31)	$ (31)	$ 36
Hedging instrument, liabilities	187	368	327
Senior unsecured loan notes
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	2,200	2,200
Available borrowing facilities	4,728	5,118
Drawn borrowing facilities	2,528	2,918	$ 2,297	$ 1,530
Private Placement Notes
Disclosure of detailed information about financial instruments [line items]
Drawn borrowing facilities	1,178	1,568
Notional amount	1,155	1,530
Private Placement Notes | Fair Value Hedges, Debt
Disclosure of detailed information about financial instruments [line items]
Hedged item, liabilities	355
Interest rate swaps | Fixed
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 355
Interest rate swaps | Fixed | Minimum
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.30%
Interest rate swaps | Fixed | Maximum
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.50%
Credit risk | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 2,786	2,568
Liquidity risk | Revolving Credit Facility
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	1,100	1,100
Liquidity risk | Bi-Lateral Facility
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	500	500
Liquidity risk | Securitized Facility
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	600	600
Currency risk
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss), recognized in revenue	60	(25)
Foreign exchange gain (loss)	0	0
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings	$ (7)	$ (52)
Currency risk | U.S. dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic, percent	94.00%	95.00%	93.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Interest rate risk | Floating
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings	$ 8	$ 14
Financial Institutions | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,163	1,873
USA bond debt | Fixed
Disclosure of detailed information about financial instruments [line items]
Drawn borrowing facilities	1,350	1,350
US Private Placement debt | Fixed
Disclosure of detailed information about financial instruments [line items]
Drawn borrowing facilities	$ 1,155	$ 1,436
US Private Placement debt | Credit risk
Disclosure of detailed information about financial instruments [line items]
Ratio of net debt to adjusted EBITDA	3.5
Borrowings | Interest rate risk | Senior unsecured loan notes | Fixed
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic, percent	85.00%	83.00%
Level 2 inputs | Senior unsecured loan notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	$ 1,273	$ 1,671
Level 1 inputs | USA bond debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	1,538	1,488
Financial assets at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	21	39	$ 22	$ (2)
Financial assets	353	307
Financial assets at fair value through profit and loss | Interest rate swaps | Level 2 inputs
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	5	11
Non-current derivative financial assets	16	28
Derivative financial assets	21	39
Financial assets at fair value through profit and loss | Executive Deferred Compensation Plan | Level 1 inputs
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	332	268
Financial liabilities at fair value through profit and loss | Executive Deferred Compensation Plan | Level 2 inputs
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	328	265
Current financial liabilities	31	13
Non-current financial liabilities	297	252
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,372	3,114
Financial assets at amortized cost | Senior unsecured loan notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,178	1,568
Financial assets at amortized cost | USA bond debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,350	1,350
Financial assets at amortized cost | Other Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 64	$ 71
Financial assets at amortized cost | Other Receivables | Discount rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.018	0.01